Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [line items]
Dividend per share	¥ 0.65	¥ 0.49	¥ 0.73
Dividend paid	¥ 18,372	¥ 13,850	¥ 20,633
Proposed dividend per share	¥ 0.49
Proposed dividend	¥ 13,850
Core tier 2 capital securities [member]
Disclosure of dividends [line items]
Distribution approved			¥ 201